Related Party Transactions - Summary of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Time charter revenues	$ 197,429	$ 215,072	$ 240,350
Vessel operating expenses	89,215	84,089	81,650
General and administrative	14,930	16,125	16,620
Interest expense	20,009	40,539	51,140
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Time charter revenues	14,604	3,873	6,872
Pool management fees and commissions	3,565	2,674	2,778
Commercial management fees	1,118	982	970
General and administrative	9,871	6,484	4,680
Dropdown Predecessor [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
General and administrative	2,567	7,516	10,163
Interest expense	11,660	36,354	45,924
Crew training [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	$ 2,870	$ 2,263	$ 1,858